COMBINED STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED AUGUST 27, 2002

THE HARTFORD MUTUAL FUNDS II, INC.

The Hartford SmallCap Growth Fund                    The Hartford Tax-Free Minnesota Fund
The Hartford Growth Opportunities Fund               The Hartford Tax-Free National Fund
The Hartford Value Opportunities Fund                The Hartford U.S. Government Securities Fund
The Hartford Growth Fund

THE HARTFORD MUTUAL FUNDS, INC.

The Hartford Global Communications Fund               The Hartford MidCap Value Fund The
Hartford Global Financial Services Fund               The Hartford MidCap Fund
The Hartford Global Health Fund                       The Hartford Stock Fund
The Hartford Global Technology Fund                   The Hartford Growth and Income Fund
The Hartford International Small Company Fund         The Hartford Value Fund
The Hartford International Capital Appreciation Fund  The Hartford Dividend and Growth Fund
The Hartford International Opportunities Fund         The Hartford Advisers Fund
The Hartford Global Leaders Fund                      The Hartford High Yield Fund
The Hartford Focus Fund                               The Hartford Bond Income Strategy Fund
The Hartford Small Company Fund                       The Hartford Money Market Fund
The Hartford Capital Appreciation Fund

This supplement updates certain information contained in the above funds' Combined Statement of Additional Information ("SAI"), dated February 19, 2002, as supplemented February 25, 2002.

- THE FOLLOWING INFORMATION IS ADDED TO THE SECTION OF THE SAI ENTITLED "INVESTMENT PERFORMANCE", IMMEDIATELY FOLLOWING THE DISCUSSION OF STANDARDIZED YIELD QUOTATIONS ON PAGE 87.

         DIVIDEND YIELD QUOTATIONS Current distribution information may also be provided for certain funds. Distribution information for a fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by a fund net asset value per share on the last day of the period and annualized according to the following formula:

                               (((a/b) * 365) / c)

Where:
a = actual dividends distributed for the            c = net asset value (NAV) calculated on
    calendar month in question                          the last business day of the month in
b = number of days of dividend declaration              question
    in the month in question

         The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a fund has declared and paid to shareholders as of the end of a specified period rather than the fund's actual net investment income for that same period. Distribution rates will exclude net realized short-term capital gains. The rate of current distributions for a fund should be evaluated in light of these differences and in light of the fund's total return figures, which will always accompany any calculation of the rate of current distributions.

         For the month ended July 31, 2002, the current distribution rates (annualized) for the funds were as follows:

FUND NAME                                                                   CLASS
                                                   ------------------------------------------------------
                                                    A              B                C                Y
                                                  -----          -----            -----            -----
Advisers Fund                                      1.69%          0.94%            0.93%            2.23%
Bond Income Strategy Fund                          5.90%          5.14%            5.15%            6.31%
Dividend and Growth Fund                           0.84%          0.06%            0.06%            1.13%
Growth and Income Fund                             0%             0%               0%               0%
High Yield Fund                                   11.13%         10.43%           10.48%           11.71%
Money Market Fund                                  0.89%          0.22%            2.12%            1.37%

        FUND NAME                                                         CLASS
        ---------            -------------------------------------------------------------------------------------------
                              A         B         C         E         H         L         M         N        Y       Z
                             ----      ----      ----      ----      ----      ----      ----      ----     ----     ---
Tax-Free Minnesota Fund      3.23%     2.53%     2.52%     3.55%     2.53%     3.28%     2.54%     2.53%    3.66%    N/A
Tax-Free National Fund       3.23%     2.54%     2.53%     3.44%     2.53%     3.23%     2.53%     2.53%    3.67%    N/A
U.S. Government              3.35%     2.64%     2.64%     3.77%     2.77%     3.52%     2.76%     2.76%    3.80%    N/A
Securities Fund

THE TABLES ENTITLED "NON-INTERESTED DIRECTORS" AND "OFFICERS AND INTERESTED DIRECTORS" UNDER THE SUB-HEADING "A. MANAGEMENT OF THE HARTFORD MUTUAL FUNDS, INC. (HARTFORD FUNDS)" ON PAGES 24-29 AND UNDER THE SUB-HEADING "B. MANAGEMENT OF HARTFORD-FORTIS SERIES FUND, INC. (NEW HARTFORD FUNDS)" ON PAGES 32-35 ARE DELETED IN THEIR ENTIRETY AND REPLACED BY THE FOLLOWING:

NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                TERM OF        PRINCIPAL         PORTFOLIOS IN
                               POSITION       OFFICE* AND     OCCUPATION(S)       FUND COMPLEX           OTHER
                               HELD WITH       LENGTH OF      DURING PAST 5        OVERSEEN BY        DIRECTORSHIPS
    NAME, AGE AND ADDRESS     THE COMPANY     TIME SERVED       YEARS               DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN COLEMAN         Director       Since 1996     Ms. Coleman has            70          Ms. Coleman is a
(age 69)                                                     served as                              Director of
27 Buckingham Lane                                           President of                           LeMoyne College,
West Hartford, CT 06117                                      Saint Joseph                           St. Francis
                                                             College since                          Hospital and
                                                             1991 and                               Connecticut
                                                             President of                           Higher Education
                                                             Cashel House,                          Student Loan
                                                             Ltd. (retail)                          Administration.
                                                             since 1985.

DR. ROBERT M. GAVIN            Director       Since 2002     Educational                70                 N/A
(age 61)                                                     consultant;
380 Lone Pine Road                                           prior to
Bloomfield, Michigan                                         September 1,
                                                             2001, President,
                                                             Cranbrook
                                                             Education
                                                             Community; prior
                                                             to July 1996,
                                                             President,
                                                             Macalester
                                                             College, St.
                                                             Paul, MN.

--------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                TERM OF        PRINCIPAL         PORTFOLIOS IN
                               POSITION       OFFICE* AND     OCCUPATION(S)       FUND COMPLEX           OTHER
                               HELD WITH       LENGTH OF      DURING PAST 5        OVERSEEN BY        DIRECTORSHIPS
    NAME, AGE AND ADDRESS     THE COMPANY     TIME SERVED       YEARS               DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
DUANE E. HILL                  Director       Since 2001     Mr. Hill is                70                 N/A
(age 56)                                                     Partner Emeritus
177 Broad Street, 12th Floor                                 and a founding
Stamford, CT 06901                                           partner of TSG
                                                             Capital Group, a
                                                             private equity
                                                             investment firm
                                                             that serves as
                                                             sponsor and lead
                                                             investor in
                                                             leveraged
                                                             buyouts of
                                                             middle market
                                                             companies. Mr.
                                                             Hill is also a
                                                             Partner of TSG
                                                             Ventures L.P., a
                                                             private equity
                                                             investment
                                                             company that
                                                             invests
                                                             primarily in
                                                             minority-owned
                                                             small
                                                             businesses.  Mr.
                                                             Hill currently
                                                             serves as
                                                             Chairman of the
                                                             City of
                                                             Stamford, CT
                                                             Planning Board
                                                             and a director
                                                             of the Stamford
                                                             Cultural
                                                             Development
                                                             Corporation.

PHILLIP O. PETERSON            Director       Since 2002     Mutual fund                70                 N/A
(age 57)                                                     industry
11155 Kane Trail                                             consultant;
Northfield, Minnesota                                        Partner of KPMG
                                                             LLP, through June
                                                             1999.

--------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                TERM OF        PRINCIPAL         PORTFOLIOS IN
                               POSITION       OFFICE* AND     OCCUPATION(S)       FUND COMPLEX           OTHER
                               HELD WITH       LENGTH OF      DURING PAST 5        OVERSEEN BY        DIRECTORSHIPS
    NAME, AGE AND ADDRESS     THE COMPANY     TIME SERVED       YEARS               DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
MILLARD HANDLEY PRYOR, JR.     Director       Since 1996     Mr. Pryor has              70          Mr. Pryor is a
(age 68)                                                     served as                              Director of
695 Bloomfield Avenue                                        Managing                               Pryor & Clark
Bloomfield, CT 06002                                         Director of                            Company, Corcap,
                                                             Pryor & Clark                          Inc. (inactive
                                                             Company (real                          corporation),
                                                             estate                                 Hoosier
                                                             investment),                           Magnetics, Inc.
                                                             Hartford,                              (manufacturer of
                                                             Connecticut,                           magnetic ferrite
                                                             since June, 1992.                      materials),
                                                                                                    Infodata
                                                                                                    Systems, Inc.
                                                                                                    (software
                                                                                                    company) and
                                                                                                    CompuDyne
                                                                                                    Corporation
                                                                                                    (security
                                                                                                    products and
                                                                                                    services).
JOHN KELLEY SPRINGER           Director       Since 1996     Mr. Springer               70          Mr. Springer is
(age 70)                                                     currently serves                       a Director of
225 Asylum Avenue                                            as Chairman of                         Hartford
Hartford, CT 06103                                           Medspan, Inc.                          Hospital, and
                                                             (health                                CHS Insurance
                                                             maintenance                            Ltd.
                                                             organization).

*Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS

--------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                TERM OF        PRINCIPAL         PORTFOLIOS IN
                               POSITION       OFFICE* AND     OCCUPATION(S)       FUND COMPLEX           OTHER
                               HELD WITH       LENGTH OF      DURING PAST 5        OVERSEEN BY        DIRECTORSHIPS
    NAME, AGE AND ADDRESS     THE COMPANY     TIME SERVED       YEARS               DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------

THOMAS MICHAEL MARRA**         Chairman of    Since 2002     Mr. Marra is               N/A         Mr. Marra is a
(age 43)                       the Board                     President and                          member of the
P.O. Box 2999                                                Chief Operating                        Board of
Hartford, CT 06104-2999                                      Officer of                             Directors of The
                                                             Hartford Life,                         Hartford
                                                             Inc. He is also a                      Financial
                                                             member of the                          Services Group,
                                                             Board of Directors                     Inc.
                                                             and a member of
                                                             the Office of the

--------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                TERM OF        PRINCIPAL         PORTFOLIOS IN
                               POSITION       OFFICE* AND     OCCUPATION(S)       FUND COMPLEX           OTHER
                               HELD WITH       LENGTH OF      DURING PAST 5        OVERSEEN BY        DIRECTORSHIPS
    NAME, AGE AND ADDRESS     THE COMPANY     TIME SERVED       YEARS               DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
                                                             Chairman for The
                                                             Hartford Financial
                                                             Services Group,
                                                             Inc., the parent
                                                             company of
                                                             Hartford Life.
                                                             Named President of
                                                             Hartford Life in
                                                             2001 and COO in
                                                             2000, Mr. Marra
                                                             served as
                                                             Executive Vice
                                                             President and
                                                             Director of
                                                             Hartford Life's
                                                             Investment
                                                             Products Division
                                                             from 1998 to
                                                             2000.  He was head
                                                             of the company's
                                                             Individual Life
                                                             and Annuities
                                                             Division from 1994
                                                             to
                                                             1998 after being
                                                             promoted to Senior
                                                             Vice President in
                                                             1994 and to
                                                             Executive Vice
                                                             President in 1996.
                                                             From 1990 to 1994,
                                                             Mr. Marra was Vice
                                                             President and
                                                             Director of
                                                             Individual
                                                             Annuities. Mr.
                                                             Marra is also a
                                                             Managing Member
                                                             and Executive Vice
                                                             President of
                                                             HIFSCO and HL
                                                             Advisors.

--------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                TERM OF        PRINCIPAL         PORTFOLIOS IN
                               POSITION       OFFICE* AND     OCCUPATION(S)       FUND COMPLEX           OTHER
                               HELD WITH       LENGTH OF      DURING PAST 5        OVERSEEN BY        DIRECTORSHIPS
    NAME, AGE AND ADDRESS     THE COMPANY     TIME SERVED       YEARS               DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
LOWNDES ANDREW SMITH**         Director       Since 1996     Mr. Smith served            70         Mr. Smith is a
(age 62)                                                     as Vice Chairman                       Director of
P.O. Box 2999                                                of Hartford                            Connecticut
Hartford, CT 06104-2999                                      Financial Services                     Children's
                                                             Group, Inc. from                       Medical Center,
                                                             February 1997 to                       American Counsel
                                                             January 2002, as                       of Life
                                                             President and                          Insurance, and
                                                             Chief Executive                        Insurance
                                                             Officer of                             Marketplace
                                                             Hartford Life,                         Standards
                                                             Inc. from February                     Association.
                                                             1997 to January
                                                             2002, and as
                                                             President and
                                                             Chief Operating
                                                             Officer of The
                                                             Hartford Life
                                                             Insurance
                                                             Companies from
                                                             January 1989 to
                                                             January 2002.

DAVID M. ZNAMIEROWSKI**        President and  Since 1999     Mr. Znamierowski            70         N/A
(age 41)                       Director(1)                   currently serves
55 Farmington Avenue                                         as President of
Hartford, CT  06105                                          Hartford Investment
                                                             Management Company
                                                             ("HIMCO") and
                                                             Senior Vice
                                                             President, Chief
                                                             Investment Officer
                                                             and Director of
                                                             Investment Strategy
                                                             for Hartford Life,
                                                             Inc. Mr.
                                                             Znamierowski is
                                                             also a Managing
                                                             Member and Senior
                                                             Vice President of
                                                             Hartford Investment

--------
1 Mr. Znamierowski is a director of The Hartford Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                TERM OF        PRINCIPAL         PORTFOLIOS IN
                               POSITION       OFFICE* AND     OCCUPATION(S)       FUND COMPLEX           OTHER
                               HELD WITH       LENGTH OF      DURING PAST 5        OVERSEEN BY        DIRECTORSHIPS
    NAME, AGE AND ADDRESS     THE COMPANY     TIME SERVED       YEARS               DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
                                                             Financial Services,
                                                             LLC ("HIFSCO") and
                                                             HL Investment
                                                             Advisors, LLC ("HL
                                                             Advisors").

ROBERT W. BELTZ, JR.           Vice           Since 2002     Mr. Beltz                  N/A         N/A
(age 52)                       President                     currently serves
500 Bielenberg Drive                                         as Vice President,
Woodbury, Minnesota                                          Securities
                                                             Operations of
                                                             Hartford
                                                             Administrative
                                                             Services Company
                                                             ("HASCO"). He also
                                                             has served as
                                                             Assistant Vice
                                                             President of
                                                             Hartford Life
                                                             Insurance Company
                                                             since December
                                                             2001.

KEVIN J. CARR                  Vice           Since 1996     Mr. Carr has               N/A                N/A
(age 47)                       President                     served as
55 Farmington Avenue           and                           Assistant General
Hartford, CT 06105             Secretary                     Counsel since
                                                             1999, Counsel
                                                             since November
                                                             1996 and Associate
                                                             Counsel since
                                                             November 1995, of
                                                             The Hartford
                                                             Financial Services
                                                             Group, Inc. Mr.
                                                             Carr is also
                                                             Counsel and
                                                             Assistant
                                                             Secretary of HL
                                                             Advisors and
                                                             HIFSCO and
                                                             Assistant
                                                             Secretary of HIMCO.

--------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                TERM OF        PRINCIPAL         PORTFOLIOS IN
                               POSITION       OFFICE* AND     OCCUPATION(S)       FUND COMPLEX           OTHER
                               HELD WITH       LENGTH OF      DURING PAST 5        OVERSEEN BY        DIRECTORSHIPS
    NAME, AGE AND ADDRESS     THE COMPANY     TIME SERVED       YEARS               DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
WILLIAM H. DAVISON, JR.        Vice           Since 2002     Mr. Davison is a           N/A                N/A
(age 45)                       President                     Managing Director
55 Farmington Avenue                                         and Director of
Hartford, CT 06105                                           Funds Management
                                                             Group of Hartford
                                                             Investment
                                                             Management
                                                             Company. Mr.
                                                             Davison is also a
                                                             Vice President of
                                                             HIFSCO and HL
                                                             Advisors.

BRUCE FERRIS                   Vice           Since 2002     Mr. Ferris serves          N/A                N/A
(age 46)                       President                     as Vice President
P.O. Box 2999                                                and a director of
Hartford, CT 06104-2999                                      sales and
                                                             marketing in the
                                                             Investment
                                                             Products Division
                                                             of Hartford Life
                                                             Insurance Company.

TAMARA L. FAGELY               Vice           Since 2002     Ms. Fagely has             N/A                N/A
(age 43)                       President,                    served as Vice
500 Bielenberg Drive           Controller                    President of
Woodbury, Minnesota            and Treasurer                 Hartford
                                                             Administrative
                                                             Services Company
                                                             since 1998; prior
                                                             to 1998, Second
                                                             Vice President of
                                                             HASCO.

GEORGE RICHARD JAY             Vice           Since 1996     Mr. Jay has served         N/A                N/A
(age 49)                       President                     as Secretary and
P.O. Box 2999                                                Director, Life and
Hartford, CT 06104-2999                                      Equity Accounting
                                                             and Financial
                                                             Control, of
                                                             Hartford Life
                                                             Insurance Company
                                                             since 1987.

--------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                TERM OF        PRINCIPAL         PORTFOLIOS IN
                               POSITION       OFFICE* AND     OCCUPATION(S)       FUND COMPLEX           OTHER
                               HELD WITH       LENGTH OF      DURING PAST 5        OVERSEEN BY        DIRECTORSHIPS
    NAME, AGE AND ADDRESS     THE COMPANY     TIME SERVED       YEARS               DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
RYAN JOHNSON                   Vice           Since 2002     Mr. Johnson has            N/A                N/A
(age 41)                       President                     served as Vice
P.O. Box 2999                                                President and a
Hartford, CT 06104-2999                                      director of sales
                                                             and marketing in
                                                             the Investment
                                                             Products Division
                                                             of Hartford Life
                                                             Insurance Company
                                                             since 1999.
                                                             Previously he was
                                                             with Guardian
                                                             Insurance Company
                                                             in New York, New
                                                             York.

STEPHEN T. JOYCE               Vice           Since 2000     Mr. Joyce                  N/A         N/A
(age 42)                       President                     currently serves
P. O. Box 2999                                               as Senior Vice
Hartford, CT 06104-2999                                      President and
                                                             director of
                                                             investment products
                                                             management for
                                                             Hartford Life
                                                             Insurance Company.
                                                             Previously he
                                                             served as Vice
                                                             President
                                                             (1997-1999) and
                                                             Assistant Vice
                                                             President
                                                             (1994-1997) of
                                                             Hartford Life
                                                             Insurance Company.

DAVID N. LEVENSON              Vice           Since 2000     Mr. Levenson               N/A         N/A
(age 35)                       President                     serves as Senior
P.O. Box 2999                                                Vice President of
Hartford, CT 06104-2999                                      Hartford Life
                                                             Insurance Company
                                                             and is responsible
                                                             for the Company's
                                                             mutual funds line
                                                             of business and
                                                             its corporate
                                                             retirement plans

--------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                TERM OF        PRINCIPAL         PORTFOLIOS IN
                               POSITION       OFFICE* AND     OCCUPATION(S)       FUND COMPLEX           OTHER
                               HELD WITH       LENGTH OF      DURING PAST 5        OVERSEEN BY        DIRECTORSHIPS
    NAME, AGE AND ADDRESS     THE COMPANY     TIME SERVED       YEARS               DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
                                                             line of business.
                                                             Mr. Levenson
                                                             joined The
                                                             Hartford in 1995.
                                                             Mr. Levenson is
                                                             also a senior vice
                                                             president of
                                                             HIFSCO.

JOHN C. WALTERS                Vice           Since 2000     Mr. Walters serves         N/A                N/A
(age 39)                       President                     as Executive Vice
P.O. Box 2999                                                President and
Hartford, CT 06104-2999                                      Director of the
                                                             Investment
                                                             Products Division
                                                             of Hartford Life
                                                             Insurance Company.
                                                             Previously Mr.
                                                             Walters was with
                                                             First Union
                                                             Securities. Mr.
                                                             Walters is also a
                                                             Managing Member
                                                             and Executive Vice
                                                             President of
                                                             HIFSCO and HL
                                                             Advisors.

*Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

**"Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HIFSCO or affiliated companies.



ON MAY 7, 2002, HARTFORD-FORTIS SERIES FUND, INC. CHANGED ITS NAME TO THE HARTFORD MUTUAL FUNDS II, INC.